Exhibit 1

J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-LAQ
Commercial Mortgage Pass-Through Certificates, Series 2018-LAQ

Report To:

J.P. Morgan Chase Commercial Mortgage Securities Corp.

JPMorgan Chase Bank, National Association

J.P. Morgan Securities LLC

42-16 CLO L Sell, LLC

Academy Securities, Inc.

Drexel Hamilton, LLC

Société Générale

19 June 2018

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

J.P. Morgan Chase Commercial Mortgage Securities Corp. JPMorgan Chase Bank, National Association J.P. Morgan Securities LLC 383 Madison Avenue New York, New York 10179	42-16 CLO L Sell, LLC 345 Park Avenue New York, New York 10154

Academy Securities, Inc. 277 Park Avenue, 35th Floor New York, New York 10172	Drexel Hamilton, LLC 77 Water Street New York, New York 10005

Société Générale 245 Park Avenue New York, New York 10167
Re: J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-LAQ Commercial Mortgage Pass-Through Certificates, Series 2018-LAQ (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist J.P. Morgan Chase Commercial Mortgage Securities Corp. (the “Depositor”) in evaluating the accuracy of certain information with respect to the Mortgage Loan (as defined in Attachment A) that will secure the Certificates. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Copies of various source documents (the “Source Documents”), which are listed on Exhibit 1 to Attachment A,
c.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Depositor instructed us to compare to information contained in the Source Documents,
d.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,
e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Depositor instructed us to perform no procedures,
f.	A draft of the preliminary confidential offering circular for the J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-LAQ securitization transaction (the “Draft Preliminary Offering Circular”) and
g.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Circular and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Preliminary Offering Circular or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to: (a) the existence of the Mortgage Loan, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loan,
iii.	Whether the originator of the Mortgage Loan complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

19 June 2018

Attachment A Page 1 of 10

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The Certificates will represent interests in J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-LAQ (the “Issuing Entity”) that will be established by the Depositor,
b.	The assets of the Issuing Entity will consist primarily of two promissory notes issued by 23 special purpose entities (collectively, the “Borrowers”) evidencing a two-year, floating-rate, interest-only mortgage loan (the “Mortgage Loan”),
c.	An affiliate of the Borrowers which directly or indirectly owns 100% of each of the Borrowers obtained a revolving credit facility in an amount up to $150,000,000 (the “Revolver Note”),
d.	The Mortgage Loan is secured by, among other things, the Borrowers’ interests in 307 hotel properties (collectively, the “Mortgaged Properties”) comprised of cross-collateralized and first mortgage liens on the fee and/or leasehold interests, all furnishings, fixtures, equipment and personal property used in the operation of the Mortgaged Properties and owned by the Borrowers or the operating lessee, and a pledge of cash flow from seven properties (the “Cash Flow Properties,” together with the Mortgaged Properties, the “Properties”).

The Depositor instructed us to assume that as of the closing date of the Revolver Note agreement, the outstanding balance of the Revolver Note will be $150,000,000. For the avoidance of doubt:

a.	All references and recalculations related to the Mortgage Loan that are described in this report are based on the Mortgage Loan and do not include the Revolver Note and
b.	All references and recalculations related to the Revolver Note that are described in this report are based on the maximum principal amount of the Revolver Note and are based on the terms of a “Eurodollar Loan,” as defined in the Revolver Note agreement.

For the purpose of the procedures described in this report, the Mortgage Loan, together with the Revolver Note, is hereinafter referred to as the “Total Debt associated with the Mortgage Loan” (or with respect to each Property, is hereafter referred to as the “Total Debt associated with each Property”).

Procedures performed and our associated findings

1.	The Depositor provided us with:
a.	An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information relating to the Properties, Mortgage Loan, Revolver Note, Total Debt associated with the Mortgage Loan and Total Debt associated with each Property as of 9 June 2018 (the “Reference Date”) and
b.	Record layout and decode information relating to the information on the Preliminary Data File.

Attachment A Page 2 of 10

1. (continued)

Using the information in the Source Documents, we compared the Compared Characteristics listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Documents indicated on Exhibit 2 to Attachment A, subject to the instructions, assumptions and methodologies stated in the notes on Exhibit 2 to Attachment A. Where more than one Source Document is listed for a Compared Characteristic, the Depositor instructed us to note agreement if the value on the Preliminary Data File for the Compared Characteristic agreed with the corresponding information in at least one of the Source Documents that are listed for such Compared Characteristic on Exhibit 2 to Attachment A. We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 2 to Attachment A.

2.	As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in Item 1. above and provided a list of such differences to the Depositor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

3.	Subsequent to the performance of the procedures described in Items 1. and 2. above, we received from the Depositor:
a.	An electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that the Depositor indicated contains information relating to the Properties, Mortgage Loan, Revolver Note, Total Debt associated with the Mortgage Loan and Total Debt associated with each Property as of the Reference Date and
b.	Record layout and decode information relating to the information on the Final Data File.

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, all as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the “First Payment Date” of the Mortgage Loan, as shown on the Final Data File, we recalculated the “Seasoning” of the Mortgage Loan as of the Reference Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 10

5.	Using the:
a.	First Payment Date,
b.	Initial Mortgage Loan Maturity Date and
c.	Fully Extended Mortgage Loan Maturity Date

of the Mortgage Loan, all as shown on the Final Data File, we recalculated the:

i.	Original Mortgage Loan Term (Excluding Extensions) and
ii.	Original Mortgage Loan Term (Including Extensions)

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

6.	Using the:
a.	Seasoning,
b.	Original Mortgage Loan Term (Excluding Extensions) and
c.	Original Mortgage Loan Term (Including Extensions)

of the Mortgage Loan, all as shown on the Final Data File, we recalculated the:

i.	Remaining Mortgage Loan Term to Maturity (Excluding Extensions) and
ii.	Remaining Mortgage Loan Term to Maturity (Including Extensions)

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

7.	The applicable Source Documents indicate that the Mortgage Loan and Revolver Note are interest-only for their entire terms, including during their extension period options. Based on this information, the Depositor instructed us to:
a.	Use “0” for the:
i.	Original Mortgage Loan Amortization Term (Excluding Extensions),
ii.	Original Revolver Amortization Term (Excluding Extensions),
iii.	Original Mortgage Loan Amortization Term (Including Extensions),
iv.	Original Revolver Amortization Term (Including Extensions),
v.	Remaining Mortgage Loan Amortization Term (Excluding Extensions),
vi.	Remaining Revolver Amortization Term (Excluding Extensions),
vii.	Remaining Mortgage Loan Amortization Term (Including Extensions) and
viii.	Remaining Revolver Amortization Term (Including Extensions)

of the Mortgage Loan and Revolver Note, as applicable,

b.	Use the “Original Mortgage Loan Term (Excluding Extensions)” of the Mortgage Loan, as shown on the Final Data File, for the “Mortgage Loan IO Period,”
c.	Use the “Original Revolver Term (Excluding Extensions)” of the Revolver Note, as shown on the Final Data File, for the “Revolver IO Period,”
d.	Use the “Original Allocated Mortgage Loan Balance” of the Mortgage Loan and each Property, as shown on the Final Data File, for the:
i.	Principal balance of the Mortgage Loan and each Property as of the Reference Date (the “Cut-Off Date Allocated Mortgage Loan Amount ($)”) and
ii.	Principal balance of the Mortgage Loan and each Property as of the “Initial Mortgage Loan Maturity Date” of the Mortgage Loan (the “Maturity Allocated Mortgage Loan Balance”) and

Attachment A Page 4 of 10

7. (continued)

e.	Use the “Original Additional Debt Balance” of the Revolver Note, as shown on the Final Data File, for the:
i.	Principal balance of the Revolver Note as of the Reference Date (the “Current Additional Debt Balance”) and
ii.	Principal balance of the Revolver Note as of the “Initial Revolver Maturity Date” of the Revolver Note (the “Maturity Additional Debt Balance”).

We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

8.	Using the:
a.	Original Allocated Mortgage Loan Balance,
b.	Original Additional Debt Balance,
c.	Cut-Off Date Allocated Mortgage Loan Amount ($),
d.	Current Additional Debt Balance,
e.	Maturity Allocated Mortgage Loan Balance and
f.	Maturity Additional Debt Balance

of the Mortgage Loan and Revolver Note, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Original Allocated Total Debt Balance,
ii.	Current Allocated Total Debt Balance and
iii.	Maturity Allocated Total Debt Loan Balance

of the Total Debt associated with the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

9.	Using the “Cut-Off Date Allocated Mortgage Loan Amount ($)” of the Mortgage Loan and each Property, as shown on the Final Data File, we recalculated the “Percentage of Cut-Off Date Allocated Loan Amount” of each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

10.	Using the:
a.	Mortgage Loan Spread,
b.	Additional Debt Spread,
c.	Original Allocated Mortgage Loan Balance and
d.	Original Additional Debt Balance

of the Mortgage Loan and Revolver Note, as applicable, all as shown on the Final Data File, we recalculated the “Total Debt Spread” of the Total Debt associated with the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 5 of 10

11.	Using the:
a.	Mortgage Loan Spread,
b.	LIBOR Floor,
c.	Amount Floored? and
d.	LIBOR Rounding Methodology

of the Mortgage Loan, all as shown on the Final Data File, and a LIBOR assumption of 2.00000% that was provided by the Depositor, we recalculated the “Mortgage Loan Interest Rate” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

12.	Using the “Additional Debt Spread” of the Revolver Note, as shown on the Final Data File, and a LIBOR assumption of 2.00000% that was provided by the Depositor, we recalculated the “Additional Debt Interest Rate” of the Revolver Note. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

13.	Using the:
a.	Mortgage Loan Interest Rate,
b.	Additional Debt Interest Rate,
c.	Original Allocated Mortgage Loan Balance and
d.	Original Additional Debt Balance

of the Mortgage Loan and Revolver Note, as applicable, all as shown on the Final Data File, we recalculated the “Total Debt Interest Rate” of the Total Debt associated with the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

14.	Using the:
a.	LIBOR Cap and
b.	Mortgage Loan Spread

of the Mortgage Loan, all as shown on the Final Data File, we recalculated the “Mortgage Loan Interest Rate (At LIBOR Cap)” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 6 of 10

15.	Using the:
a.	Original Allocated Mortgage Loan Balance,
b.	Mortgage Loan Interest Rate and
c.	Accrual Basis

of the Mortgage Loan, as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding paragraphs of this Item 15., we recalculated the:

i.	Monthly Mortgage Loan Debt Service and
ii.	Annual Mortgage Loan Debt Service

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Monthly Mortgage Loan Debt Service” of the Mortgage Loan as 1/12th of the product of:

a.	The “Original Allocated Mortgage Loan Balance,” as shown on the Final Data File,
b.	The “Mortgage Loan Interest Rate,” as shown on the Final Data File and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual Mortgage Loan Debt Service” of the Mortgage Loan as 12 times the “Monthly Mortgage Loan Debt Service” of the Mortgage Loan, as shown on the Final Data File.

16.	Using the:
a.	Original Additional Debt Balance,
b.	Additional Debt Interest Rate and
c.	Accrual Basis

of the Revolver Note, all as shown on the Final Data File, and the calculation methodologies described in the succeeding paragraphs of this Item 16., we recalculated the:

i.	Monthly Revolver Debt Service and
ii.	Annual Revolver Debt Service

of the Revolver Note. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Monthly Revolver Debt Service” of the Revolver Note as 1/12th of the product of:

a.	The “Original Additional Debt Balance,” as shown on the Final Data File,
b.	The “Additional Debt Interest Rate,” as shown on the Final Data File and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual Revolver Debt Service” of the Revolver Note as 12 times the “Monthly Revolver Debt Service” of the Revolver Note, as shown on the Final Data File.

Attachment A Page 7 of 10

17.	Using the:
a.	Monthly Mortgage Loan Debt Service,
b.	Monthly Revolver Debt Service,
c.	Annual Mortgage Loan Debt Service and
d.	Annual Revolver Debt Service

of the Mortgage Loan and Revolver Note, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Monthly Total Debt Debt Service and
ii.	Annual Total Debt Debt Service

of the Total Debt associated with the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

18.	Using the:
a.	Mortgage Loan Interest Rate (At LIBOR Cap),
b.	Original Allocated Mortgage Loan Balance and
c.	Accrual Basis

of the Mortgage Loan, all as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding paragraphs of this Item 18., we recalculated the:

i.	Monthly Mortgage Loan Debt Service (At LIBOR Cap) and
ii.	Annual Mortgage Loan Debt Service (At LIBOR Cap),

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Monthly Mortgage Loan Debt Service (At LIBOR Cap)” of the Mortgage Loan as 1/12th of the product of:

a.	The “Original Allocated Mortgage Loan Balance,” as shown on the Final Data File,
b.	The “Mortgage Loan Interest Rate (At LIBOR Cap),” as shown on the Final Data File and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual Mortgage Loan Debt Service (At LIBOR Cap)” of the Mortgage Loan as 12 times the “Monthly Mortgage Loan Debt Service (At LIBOR Cap)” of the Mortgage Loan, as shown on the Final Data File.

Attachment A Page 8 of 10

19.	Using the:
a.	Monthly Mortgage Loan Debt Service (At LIBOR Cap),
b.	Annual Mortgage Loan Debt Service (At LIBOR Cap)
c.	Monthly Revolver Debt Service and
d.	Annual Revolver Debt Service

of the Mortgage Loan and Revolver Note, as applicable, all as shown on the Final Data File, we recalculated:

i.	Monthly Total Debt Debt Service (At LIBOR Cap) and
ii.	Annual Total Debt Debt Service (At LIBOR Cap),

of the Total Debt associated with the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

20.	Using the:
a.	TTM March 2018 NOI ($),
b.	TTM March 2018 NCF ($),
c.	Annual Mortgage Loan Debt Service,
d.	Annual Mortgage Loan Debt Service (At LIBOR Cap)
e.	Cut-Off Date Allocated Mortgage Loan Amount ($),
f.	Maturity Allocated Mortgage Loan Balance,
g.	Appraised Value ($) and
h.	Units

of the Mortgage Loan and each Property, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Mortgage Loan NOI DSCR,
ii.	Mortgage Loan NCF DSCR,
iii.	Mortgage Loan NOI DSCR (At LIBOR Cap),
iv.	Mortgage Loan NCF DSCR (At LIBOR Cap),
v.	Current Mortgage Loan LTV,
vi.	Maturity Mortgage Loan LTV,
vii.	Mortgage Loan NOI DY,
viii.	Mortgage Loan NCF DY and
ix.	Cut-Off Date Allocated Loan Amount per Room ($)

of the Mortgage Loan and, with respect to item ix. above, of each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to:

a.	Round the “Mortgage Loan NOI DSCR,” “Mortgage Loan NCF DSCR,” “Mortgage Loan NOI DSCR (At LIBOR Cap)” and “Mortgage Loan NCF DSCR (At LIBOR Cap)” to two decimal places and
b.	Round the “Current Mortgage Loan LTV,” “Maturity Mortgage Loan LTV,” “Mortgage Loan NOI DY” and “Mortgage Loan NCF DY” to the nearest 1/10th of one percent.

Attachment A Page 9 of 10

21.	Using the:
a.	TTM March 2018 NOI ($),
b.	TTM March 2018 NCF ($),
c.	Annual Total Debt Debt Service,
d.	Annual Total Debt Debt Service (At LIBOR Cap),
e.	Current Allocated Total Debt Balance,
f.	Maturity Allocated Total Debt Loan Balance,
g.	Appraised Value ($) and
h.	Units

of each Property and the Total Debt associated with the Mortgage Loan, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Total Debt NOI DSCR,
ii.	Total Debt NCF DSCR,
iii.	Total Debt NOI DSCR (At LIBOR Cap),
iv.	Total Debt NCF DSCR (At LIBOR Cap),
v.	Current Total Debt LTV,
vi.	Maturity Total Debt LTV,
vii.	Total Debt NOI DY,
viii.	Total Debt NCF DY and
ix.	Total Debt Per Room

of the Total Debt associated with the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to:

a.	Round the “Total Debt NOI DSCR,” “Total Debt NCF DSCR,” “Total Debt NOI DSCR (At LIBOR Cap)” and “Total Debt NCF DSCR (At LIBOR Cap)” to two decimal places and
b.	Round the “Current Total Debt LTV,” “Maturity Total Debt LTV,” “Total Debt NOI DY” and “Total Debt NCF DY” to the nearest 1/10th of one percent.

22.	Using the:
a.	Master Servicing Fee Rate and
b.	Primary Servicing Fee Rate

of the Mortgage Loan, both as shown on the Final Data File, we recalculated the “Servicer Fee” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

23.	Using the:
a.	Servicer Fee,
b.	Trustee & Paying Agent Fee and
c.	CREFC Fee

of the Mortgage Loan, all as shown on the Final Data File, we recalculated the “Admin. Fee” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 10 of 10

24.	Using the:
a.	Admin. Fee and
b.	Mortgage Loan Spread

of the Mortgage Loan, both as shown on the Final Data File, we recalculated the “Net Margin Rate” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A Page 1 of 2

Source Documents

Mortgage Loan and Revolver Note Source Documents

Source Document Title	Source Document Date

Promissory Notes	30 May 2018

Mortgage Loan Agreement	30 May 2018

Revolver Note Agreement	30 May 2018

DACA Agreement	30 May 2018

Cash Management Agreement	30 May 2018

Mortgage Loan Interest Rate Cap Agreement	29 May 2018

Settlement Statement	30 May 2018

Guaranty Agreement	30 May 2018

Bloomberg Screenshot for LIBOR Cap Provider Rating	Not Dated

Non-Consolidation Opinion	30 May 2018

Mortgage Cash Flow Pledge	30 May 2018

Revolver Note Guaranty Agreement	30 May 2018

Intercreditor Agreement	30 May 2018

Environmental Indemnity Agreement	30 May 2018

Operating Lease Agreement	30 May 2018

Co-Origination Agreement	30 May 2018

First Amendment to Loan Agreement	12 June 2018

Property Source Documents

Source Document Title	Source Document Date

Portfolio Appraisal Report	15 February 2018

Appraisal Reports	Various

Exhibit 1 to Attachment A Page 2 of 2

Property Source Documents (continued)

Source Document Title	Source Document Date

Engineering Reports	15 May 2018

Environmental Phase I Reports	15 May 2018

Seismic Reports	Various

Underwriter’s Summary Report	4 June 2018

USPS Internet Site (www.usps.gov)	Not Applicable

Pro Forma Title Policies	Not Dated

Property Management Agreements	Various

Franchise Agreements	Various

Ground Lease Abstracts	Various

Historical CapEx Report	Not Dated

STR Reports	Various

Exhibit 2 to Attachment A Page 1 of 7

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document(s)

Street Address (see Note 1)	Appraisal Report
City (see Note 1)	Appraisal Report
Full Name State / Province (see Note 1)	Appraisal Report
State / Province (see Note 1)	Appraisal Report
Zip Code	USPS Internet Site (www.usps.gov)
MSA	Appraisal Report
Property Type	Appraisal Report
Property Sub-Type	Appraisal Report
Year Built	Appraisal Report
Year Renovated	Appraisal Report
Franchise	Appraisal Report
Units	Underwriter’s Summary Report
Unit Type	Underwriter’s Summary Report
STR Chain Scale	Underwriter’s Summary Report
Ownership Interest	Pro Forma Title Policy or Appraisal Report
Ground Lease Expiration Date	Ground Lease Abstract
Ground Lease Full Extended Expiration Date	Ground Lease Abstract
Ground Lease Full Extended Expiration Date (Year)	Ground Lease Abstract

Third Party Information:

Characteristic	Source Document

Appraised Value ($)	Appraisal Report
Appraisal Type	Appraisal Report
Cap Rate	Appraisal Report
Appraised Portfolio Value ($) (see Note 2)	Portfolio Appraisal Report
Date of Appraisal (Valuation Date)	Appraisal Report
Phase I Date	Environmental Phase I Report
Phase II Recommended	Environmental Phase I Report
Engineering Report Date	Engineering Report
Seismic Report Date (see Note 3)	Seismic Report
Seismic Zone (see Note 3)	Engineering Report
Seismic PML% (see Note 3)	Seismic Report

Underwriting Information: (see Note 4)

Characteristic	Source Document

2015 Rooms Occupied	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 2 of 7

Underwriting Information: (continued)

Characteristic	Source Document

2016 Rooms Occupied	Underwriter’s Summary Report
2017 Rooms Occupied	Underwriter’s Summary Report
TTM March 2018 Rooms Occupied	Underwriter’s Summary Report
2015 Rooms Available	Underwriter’s Summary Report
2016 Rooms Available	Underwriter’s Summary Report
2017 Rooms Available	Underwriter’s Summary Report
TTM March 2018 Rooms Available	Underwriter’s Summary Report
2015 Occupancy	Underwriter’s Summary Report
2016 Occupancy	Underwriter’s Summary Report
2017 Occupancy	Underwriter’s Summary Report
TTM March 2018 Occupancy	Underwriter’s Summary Report
2015 Average Daily Room Rate ($)	Underwriter’s Summary Report
2016 Average Daily Room Rate ($)	Underwriter’s Summary Report
2017 Average Daily Room Rate ($)	Underwriter’s Summary Report
TTM March 2018 Average Daily Room Rate ($)	Underwriter’s Summary Report
2015 RevPAR ($)	Underwriter’s Summary Report
2016 RevPAR ($)	Underwriter’s Summary Report
2017 RevPAR ($)	Underwriter’s Summary Report
TTM March 2018 RevPAR ($)	Underwriter’s Summary Report
2015 Occupancy Penetration Index	Underwriter’s Summary Report
2016 Occupancy Penetration Index	Underwriter’s Summary Report
2017 Occupancy Penetration Index	Underwriter’s Summary Report
TTM March 2018 Occupancy Penetration Index	Underwriter’s Summary Report
2015 ADR Penetration Index	Underwriter’s Summary Report
2016 ADR Penetration Index	Underwriter’s Summary Report
2017 ADR Penetration Index	Underwriter’s Summary Report
TTM March 2018 ADR Penetration Index	Underwriter’s Summary Report
2015 RevPAR Penetration Index	Underwriter’s Summary Report
2016 RevPAR Penetration Index	Underwriter’s Summary Report
2017 RevPAR Penetration Index	Underwriter’s Summary Report
TTM March 2018 RevPAR Penetration Index	Underwriter’s Summary Report
2015 Rooms Revenue ($)	Underwriter’s Summary Report
2016 Rooms Revenue ($)	Underwriter’s Summary Report
2017 Rooms Revenue ($)	Underwriter’s Summary Report
TTM March 2018 Rooms Revenue ($)	Underwriter’s Summary Report
2015 Total Revenue ($)	Underwriter’s Summary Report
2016 Total Revenue ($)	Underwriter’s Summary Report
2017 Total Revenue ($)	Underwriter’s Summary Report
TTM March 2018 Total Revenue ($)	Underwriter’s Summary Report
2015 Total Expenses ($)	Underwriter’s Summary Report
2016 Total Expenses ($)	Underwriter’s Summary Report
2017 Total Expenses ($)	Underwriter’s Summary Report
TTM March 2018 Total Expenses ($)	Underwriter’s Summary Report
2015 NOI ($)	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 3 of 7

Underwriting Information: (continued)

Characteristic	Source Document

2016 NOI ($)	Underwriter’s Summary Report
2017 NOI ($)	Underwriter’s Summary Report
TTM March 2018 NOI ($)	Underwriter’s Summary Report
2015 Restaurant Rent ($)	Underwriter’s Summary Report
2016 Restaurant Rent ($)	Underwriter’s Summary Report
2017 Restaurant Rent ($)	Underwriter’s Summary Report
TTM March 2018 Restaurant Rent ($)	Underwriter’s Summary Report
2015 NCF ($)	Underwriter’s Summary Report
2016 NCF ($)	Underwriter’s Summary Report
2017 NCF ($)	Underwriter’s Summary Report
TTM March 2018 NCF ($)	Underwriter’s Summary Report
Underwritten Occupied Rooms	Underwriter’s Summary Report
Underwritten Rooms Available	Underwriter’s Summary Report
Underwritten Occupancy	Underwriter’s Summary Report
Underwritten Average Daily Room Rate ($)	Underwriter’s Summary Report
Underwritten RevPAR ($)	Underwriter’s Summary Report
Underwritten Rooms Revenue ($)	Underwriter’s Summary Report
Underwritten Total Revenue ($)	Underwriter’s Summary Report
Underwritten Total Expenses ($)	Underwriter’s Summary Report
Underwritten NOI ($)	Underwriter’s Summary Report
Underwritten Restaurant Rent ($)	Underwriter’s Summary Report
Underwritten Net Cash Flow ($)	Underwriter’s Summary Report
2010 FY Cap Ex	Underwriter’s Summary Report
2011 FY Cap Ex	Underwriter’s Summary Report
2012 FY Cap Ex	Underwriter’s Summary Report
2013 FY Cap Ex	Underwriter’s Summary Report
2014 FY Cap Ex	Underwriter’s Summary Report
2015 FY Cap Ex	Underwriter’s Summary Report
2016 FY Cap Ex	Underwriter’s Summary Report
2017 FY Cap Ex	Underwriter’s Summary Report

Reserve and Escrow Information:

Characteristic	Source Document(s)

Initial Tax Escrow	Settlement Statement and Mortgage Loan Agreement
Monthly Tax Escrow	Mortgage Loan Agreement
Terms/Description of Springing Tax Escrow (If applicable)	Mortgage Loan Agreement
Initial Insurance Escrow	Settlement Statement and Mortgage Loan Agreement
Monthly Insurance Escrow	Mortgage Loan Agreement

Exhibit 2 to Attachment A Page 4 of 7

Reserve and Escrow Information: (continued)

Characteristic	Source Document(s)

Terms/Description of Springing Insurance Escrow (If applicable)	Mortgage Loan Agreement
Replacement Reserves Initial Deposit Amount	Settlement Statement and Mortgage Loan Agreement
Replacement Reserves Monthly Deposit Amount	Mortgage Loan Agreement
Terms/Description of Springing Replacement Reserves (If applicable)	Mortgage Loan Agreement
Ground Lease Escrow Initial Amount	Settlement Statement and Mortgage Loan Agreement
Ground Lease Escrow Monthly Amount	Mortgage Loan Agreement
Terms/Description of Springing Ground Lease Reserves (If applicable)	Mortgage Loan Agreement
Other Escrow Description	Mortgage Loan Agreement
Other Escrow Initial Amount	Settlement Statement and Mortgage Loan Agreement
Other Escrow Monthly Amount	Mortgage Loan Agreement

Mortgage Loan and Revolver Note Information:

Characteristic	Source Document(s)

Borrower	Mortgage Loan Agreement
Loan Purpose	Settlement Statement
Original Allocated Mortgage Loan Balance	Mortgage Loan Agreement
Original Additional Debt Balance	Revolver Note Agreement
Note Date	Mortgage Loan Agreement
Due Date	Mortgage Loan Agreement
First Payment Date	Mortgage Loan Agreement
Initial Mortgage Loan Maturity Date	Mortgage Loan Agreement
Initial Revolver Maturity Date	Revolver Note Agreement
Extension Options (Yes/No) (see Note 5)	Mortgage Loan Agreement and Revolver Note Agreement
Extension Options Description (see Note 5)	Mortgage Loan Agreement and Revolver Note Agreement
Fully Extended Mortgage Loan Maturity Date	Mortgage Loan Agreement
Fully Extended Revolver Maturity Date	Revolver Note Agreement
Spread Increase	Mortgage Loan Agreement
Spread Increase Description	Mortgage Loan Agreement
Payment Grace Period Event of Default	Mortgage Loan Agreement
Payment Grace Period Event of Late Fee	Mortgage Loan Agreement
Balloon Grace Period Event of Default	Mortgage Loan Agreement
Balloon Grace Period Event of Late Fee	Mortgage Loan Agreement
Interest Accrual Period Start	Mortgage Loan Agreement

Exhibit 2 to Attachment A Page 5 of 7

Mortgage Loan and Revolver Note Information: (continued)

Characteristic	Source Document(s)

Interest Accrual Period End	Mortgage Loan Agreement
Interest Rate Adjustment Frequency	Mortgage Loan Agreement
LIBOR Rounding Methodology	Mortgage Loan Agreement
LIBOR Lookback Days	Mortgage Loan Agreement
LIBOR Floor	Mortgage Loan Agreement
Amount Floored?	Mortgage Loan Agreement
LIBOR Cap	Mortgage Loan Interest Rate Cap Agreement
Amount Capped	Mortgage Loan Interest Rate Cap Agreement
LIBOR Cap Expiration Date	Mortgage Loan Interest Rate Cap Agreement
Extension Term LIBOR Cap	Mortgage Loan Interest Rate Cap Agreement
LIBOR Cap Provider	Mortgage Loan Interest Rate Cap Agreement
LIBOR Cap Provider Rating (M/S&P/F)	Bloomberg Screenshot for LIBOR Cap Provider Rating
Mortgage Loan Spread	Mortgage Loan Agreement
Additional Debt Spread	Revolver Note Agreement
Rate Type (see Note 5)	Mortgage Loan Agreement and Revolver Note Agreement
Accrual Basis (see Note 5)	Mortgage Loan Agreement and Revolver Note Agreement
Amortization Type (see Note 5)	Mortgage Loan Agreement and Revolver Note Agreement
Prepayment String	Mortgage Loan Agreement
Partial Collateral Release (Y/N)	Mortgage Loan Agreement
Partial Collateral Release Description	Mortgage Loan Agreement
Substitution Allowed (Y/N)	Mortgage Loan Agreement
LockBox (Y/N)	Mortgage Loan Agreement
LockBox Type (see Note 6)	Mortgage Loan Agreement
Cash Management (see Note 7)	Mortgage Loan Agreement
Terms/Description of Springing Cash Management (If applicable)	Mortgage Loan Agreement
Single Purpose Entity	Mortgage Loan Agreement
Additional Debt Permitted	Mortgage Loan Agreement
Additional Debt Type	Mortgage Loan Agreement
Franchise	Franchise Agreement
Franchise Agreement Expiration Date	Franchise Agreement
Property Manager	Property Management Agreement
Management Agreement Expiration Date	Property Management Agreement
Collateral Type	Mortgage Loan Agreement or Mortgage Cash Flow Pledge

Exhibit 2 to Attachment A Page 6 of 7

Notes:

1.	For the purpose of comparing the:
a.	Street Address,
b.	City,
c.	Full Name State / Province and
d.	State / Province

characteristics for each property, the Depositor instructed us to ignore differences that are caused by standard postal abbreviations.

2.	For the purpose of comparing the “Appraised Portfolio Value ($)” characteristic for each Property, the Depositor instructed us to allocate the “Appraised Portfolio Value ($),” as shown in the portfolio appraisal report Source Document, to each Property on a pro-rata basis using the “Appraised Value ($)” of each Property, as shown in the corresponding appraisal report Source Document.

3.	The Depositor instructed us to perform procedures on the:
a.	Seismic Report Date,
b.	Seismic Zone and
c.	Seismic PML %

characteristics only for Properties where we received a seismic report Source Document.

4.	For the purpose of comparing the “Underwriting Information” characteristics that are expressed as dollar values, the Depositor instructed us to ignore differences of +/- $3 or less.

5.	For the purpose of comparing the:
a.	Extension Options (Yes/No),
b.	Extension Options Description,
c.	Rate Type,
d.	Accrual Basis and
e.	Amortization Type,

characteristics, the Depositor instructed us to compare the information on the Preliminary Data File to the corresponding information for the Mortgage Loan and Revolver Note that is shown in the applicable Source Documents for each of the characteristics listed in a. through e. above.

6.	For the purpose of comparing the “Lockbox Type” characteristic, the Depositor instructed us to use “Soft” if the applicable Source Documents currently require the Borrowers, brand manager or operating lessee, as applicable, to deposit all amounts payable to the Borrowers under the Property Management Agreements or otherwise constituting rents or receipts payable with respect to the Properties directly to the applicable lockbox account.

Exhibit 2 to Attachment A Page 7 of 7

Notes: (continued)

7.	For the purpose of comparing the “Cash Management” characteristic, the Depositor instructed us to use “Springing” for the “Cash Management” characteristic if:
a.	Prior to the occurrence of an event of default or one or more specific trigger events that are described in the applicable Source Documents, revenue in the lockbox account is transferred to an account controlled by the Borrowers, and
b.	Upon the occurrence of an event of default or one or more specific trigger events that are described in the applicable Source Documents, revenue in the lockbox account is transferred to a cash management account controlled by the lender, and the funds are used to pay monthly debt service and reserve payments, as described in the applicable Source Documents.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Depositor that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic

Property No.
Property ID
Order
Property Name
Amortization Test
Springing Monthly Fixed Amortization Payment
Substitution Provision Description
Master Servicing Fee Rate
Primary Servicing Fee Rate
Trustee & Paying Agent Fee
CREFC Fee
Upfront Deferred Maintenance Reserve
Initial Debt Service Reserve
Monthly Debt Service Reserve
Terms/Description of Springing Other Escrow (If applicable)
Exit Fees
Extension Fee
Original Revolver Term (Excluding Extensions)
Original Revolver Term (Including Extensions)
Remaining Revolver Term to Maturity (Excluding Extensions)
Remaining Revolver Term to Maturity (Including Extensions)

Note:	We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.